April 11, 2017

Dreyfus Family of Funds

Supplement to Current Prospectuses of Funds Offering Class I Shares

Effective on or about April 11, 2017, the following information supplements the information contained in the section of the fund’s Prospectus entitled “Shareholder Guide—Choosing a Share Class—Class I Shares”:

Class I shares also may be purchased by:

•         U.S.-based employees of BNY Mellon, board members of Dreyfus and board members of funds in the Dreyfus Family of Funds, and the spouse, domestic partner or minor child of any of the foregoing, subject to certain conditions described in the SAI, and provided that such Class I shares are purchased directly through the fund’s distributor

April 11, 2017

Dreyfus Family of Funds

Supplement to Current Statement of Additional Information
of Funds Offering Class I Shares

Effective on or about April 11, 2017, the following information supplements the information contained in the section of the fund's Statement of Additional Information ("SAI") entitled "How to Buy Shares – Information Regarding the Offering of Share Classes" in Part II of the SAI:

U.S.-based employees of BNY Mellon, board members of Dreyfus and board members of funds in the Dreyfus Family of Funds, and the spouse, domestic partner or minor child of any of the foregoing, may purchase Class I shares of a fund directly through the Retail Services Division of the Distributor, provided they consent to receive electronically all relevant fund documents, including account statements, confirmations, tax forms, prospectuses, SAIs, supplements, proxy statements and shareholder reports, and make an initial investment in the fund of at least $1,000.  Consent to receive electronic delivery may be revoked at any time.  Upon such revocation, any Class I shares of a fund held by such investor may be converted to Class A shares of the fund.  In addition, the funds reserve the right to convert Class I shares held by a board member or employee of BNY Mellon into Class A shares after the board member or employee ceases to serve in that capacity.

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